ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Current	R$ 5,575,589	R$ 5,911,477
Non-current	522,859	602,411
Gross carrying amount
ACCOUNTS RECEIVABLE, NET
Total Customers	6,098,448	6,513,888
Gross carrying amount | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	1,490,277	2,451,974
Non-current	9,548	9,548
Gross carrying amount | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	1,810,687	1,600,481
Non-current	615,221	876,534
Gross carrying amount | Power Supply
ACCOUNTS RECEIVABLE, NET
Current	3,795,295	4,646,742
Non-current	280,138	280,138
Gross carrying amount | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	2,403,002	777,726
Non-current	4,348	4,348
Gross carrying amount | Other Receivables
ACCOUNTS RECEIVABLE, NET
Current	66,934	0
Gross carrying amount | (-) ECL
ACCOUNTS RECEIVABLE, NET
Current	3,990,606	3,565,446
Non-current	386,396	568,157
Gross carrying amount | Due
ACCOUNTS RECEIVABLE, NET
Total Customers	5,656,869
Gross carrying amount | Due | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	1,422,943
Non-current	0
Gross carrying amount | Due | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	334,549
Non-current	615,221
Gross carrying amount | Due | Power Supply
ACCOUNTS RECEIVABLE, NET
Current	2,078,700
Non-current	0
Gross carrying amount | Due | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	1,480,025
Non-current	0
Gross carrying amount | Due | Other Receivables
ACCOUNTS RECEIVABLE, NET
Current	31,063
Gross carrying amount | Due | (-) ECL
ACCOUNTS RECEIVABLE, NET
Current	213,270
Non-current	92,362
Gross carrying amount | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Total Customers	162,734
Gross carrying amount | Overdue up to 90 days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	67,330
Non-current	0
Gross carrying amount | Overdue up to 90 days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	53,086
Non-current	0
Gross carrying amount | Overdue up to 90 days | Power Supply
ACCOUNTS RECEIVABLE, NET
Current	64,602
Non-current	0
Gross carrying amount | Overdue up to 90 days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	72,220
Non-current	0
Gross carrying amount | Overdue up to 90 days | Other Receivables
ACCOUNTS RECEIVABLE, NET
Current	7,344
Gross carrying amount | Overdue up to 90 days | (-) ECL
ACCOUNTS RECEIVABLE, NET
Current	101,848
Non-current	0
Gross carrying amount | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Total Customers	278,845
Gross carrying amount | Overdue 90+ days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	4
Non-current	9,548
Gross carrying amount | Overdue 90+ days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	1,423,052
Non-current	0
Gross carrying amount | Overdue 90+ days | Power Supply
ACCOUNTS RECEIVABLE, NET
Current	1,651,993
Non-current	280,138
Gross carrying amount | Overdue 90+ days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	850,757
Non-current	4,348
Gross carrying amount | Overdue 90+ days | Other Receivables
ACCOUNTS RECEIVABLE, NET
Current	28,527
Gross carrying amount | Overdue 90+ days | (-) ECL
ACCOUNTS RECEIVABLE, NET
Current	3,675,488
Non-current	294,034
Current | Gross carrying amount
ACCOUNTS RECEIVABLE, NET
Current	5,575,589	5,911,477
Current | Gross carrying amount | Due
ACCOUNTS RECEIVABLE, NET
Current	5,134,010
Current | Gross carrying amount | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Current	162,734
Current | Gross carrying amount | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Current	278,845
Non-current | Gross carrying amount
ACCOUNTS RECEIVABLE, NET
Non-current	522,859	R$ 602,411
Non-current | Gross carrying amount | Due
ACCOUNTS RECEIVABLE, NET
Non-current	522,859
Non-current | Gross carrying amount | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Non-current	0
Non-current | Gross carrying amount | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Non-current	R$ 0